Accrued and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued and Other Current Liabilities [Abstract]
Accrued and Other Current Liabilities

Note 9. Accrued and other current liabilities

Accrued and other current liabilities

	December 31,
	2011	2010
	(Millions)
Taxes other than income taxes	$79	$76
Customer margin deposits	7	25
Accrued interest	13	1
Compensation and benefit related accruals	13	—
Other, including other loss contingencies	74	56

	$186	$158

Prior to the spin-off, employee compensation and benefit accruals were obligations of Williams with the expense related to compensation allocated to us through affiliate charges.